Supplementary Financial Data	12 Months Ended
Dec. 31, 2012
Supplementary Financial Data

SUPPLEMENTARY FINANCIAL DATA (UNAUDITED)

RYERSON INC. AND SUBSIDIARY COMPANIES

SUMMARY BY QUARTER

(In millions)

	Net Sales	Gross Profit	Income (Loss) Before Income Taxes	Net Income (Loss)	Net Income (Loss) Attributable to Ryerson Inc.
2011
First Quarter (1)	$1,187.0	$156.7	$7.2	$8.4	$9.4
Second Quarter (2)	1,289.0	163.9	(0.1)	(7.8)	(7.2)
Third Quarter (3)	1,218.8	173.7	13.7	10.2	12.1
Fourth Quarter (4)	1,035.0	164.5	2.3	23.8	28.6

Year	$4,729.8	$658.8	$23.1	$34.6	$42.9

2012
First Quarter	$1,121.6	$190.8	$39.8	$37.1	$38.2
Second Quarter (5)	1,090.6	184.0	32.6	29.4	30.6
Third Quarter	962.2	180.5	32.1	31.6	33.5
Fourth Quarter (6)	850.3	154.3	(7.9)	5.7	7.0

Year	$4,024.7	$709.6	$96.6	$103.8	$109.3

(1)	Included in the first quarter 2011 results is a $5.8 million gain on bargain purchase related to our Singer acquisition and a $1.1 million write off of debt issuance costs associated with our prior credit facility upon entering into an amended revolving credit facility on March 14, 2011.
(2)	Included in the second quarter 2011 results is an impairment charge of $2.5 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(3)	Included in the third quarter 2011 results is an impairment charge of $2.2 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(4)	Included in the fourth quarter 2011 results is an impairment charge of $3.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell and an impairment charge of $1.5 million related to goodwill. The fourth quarter also includes a $9.8 million restructuring charge related to a reorganization plan implemented to reduce headcount. The fourth quarter also included an income tax benefit of $21.5 million, primarily related to benefits relating to the purchase accounting impact of the Turret acquisition.
(5)	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(6)	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $17.2 million loss on the redemption of the Ryerson Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.